GENERAL INFORMATION (Financial Position) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,990	$ 2,436	$ 4,732	$ 6,211
Accumulated deficit	$ 38,847		$ 38,847		$ 34,115